Bitwise Ethereum Strategy ETF
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 50.8%
U.S. Treasury Bill, 4.65%, 11/26/2024
(a)(b)
(Cost $4,662,377) ........................................................... $ 4,700,000 $ 4,665,830
Shares
Money Market Funds – 67.2%
DWS Government Money Market Series Institutional, 4.88%
(c)
(Cost $6,171,930) ........................................................... 6,171,930 6,171,930
Total Investments – 118.0%
(Cost $10,834,307) .......................................................................... $ 10,837,760
Liabilities in Excess of Other Assets – (18.0)% ...................................................... (1,654,548)
Net Assets – 100.0% .......................................................................... $ 9,183,212
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $4,169,466 has been pledged as collateral for reverse repurchase agreements as of
September 30, 2024.
(c) Rate shown reflects the 7-day yield as of September 30, 2024.
At September 30, 2024, open Futures Contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
†
CME Ether Futures ............................... 70 $ 9,133,250 10/25/24 $ (147,216)
†
Cash in the amount of $2,578,040 has been pledged as collateral for open Futures Contracts as of September 30, 2024.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bill ................................................................................ 50.8%
Money Market Funds ............................................................................. 67.2%
Total Investments ................................................................................ 118.0%
Liabilities in Excess of Other Assets .................................................................. (18.0)%
Net Assets ..................................................................................... 100.0%

Bitwise Ethereum Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
At September 30, 2024, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
StoneX 6.25% 9/27/2024 10/1/2024 $ 4,085,130 $ 4,085,130
$ 4,085,130 $ 4,085,130